Subsequent Events (Details) - USD ($) $ in Millions			6 Months Ended
	Dec. 12, 2022	Dec. 11, 2022	Sep. 30, 2022	Jun. 18, 2022
Subsequent Events (Details) [Line Items]
Modification agreement, description			Pursuant to the Modification Agreement, we and Reachnet have agreed that we will acquire one million of Reachnet’s subsidiary’s subscribers, as well as Reachnet’s subsidiary’s core business assets that are needed to serve those one million subscribers. The previous agreement between us and Reachnet provided that we would acquire approximately 1.8 million of Reachnet’s customers for $58.29 million; under the Modification Agreement, we will instead acquire one million of Reachnet’s customers for consideration of $11.5 million.
Sri Sai agreement, description			Pursuant to such arrangement, as modified, we have been assigned one million subscribers and a 51% equity interest in Sri Sai. We have assumed Reachnet’s payment obligations under the Sri Sai Agreement, which total $10 million, consisting of: ●$1 million, which has been paid to the shareholders of Sri Sai, as partial payment for our 51% equity interest in Sri Sai; ●$1.5 million, which is payable on or before January 31, 2023 to the shareholders of Sri Sai, for the remaining amount due to such shareholders, in consideration for our 51% equity interest in Sri Sai; and ●$7.5 million, which is payable, in accordance with the terms of the Sri Sai Agreement, as capital infusion for capital expenditures, in the form of convertible debentures to be issued by Sri Sai.
Consideration amount			$ 1.5
Additional consideration			0.1
Business assets			0.1
Consideration amount
Acquired of equity				100.00%
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Sellers shareholders	$ 10.0
Payment amount	$ 2.5
Percentage of shareholding	51.00%
Top of range [member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
acquire from related core assets		$ 1.8
Consideration amount		59.0
Bottom of range [member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
acquire from related core assets		1.0
Consideration amount		$ 11.5